Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 51,314	$ 40,716	$ 262,570	$ 253,518	$ 40,139
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,489	49,230	191,433	258,435	300,579
Stock-based compensation	3,199	3,901	25,890	24,120	24,936
Amortization included in interest expense	1,382	1,158	4,682	4,777	14,667
Gain on disposition of assets and investment	(11,327)	(1,836)	(8,765)	(3,192)	(3,804)
Other-than-temporary impairment of investment				4,069
Loss on extinguishment of debt	3,142			26,023	14,345
Deferred income tax expense (benefit)	(182)	(1,187)	11,099	(122,137)	18,749
Provision for doubtful accounts	1,709	1,672	6,506	5,947	6,034
(Increase) decrease in:
Receivables	(8,410)	(1,438)	(9,034)	(13,553)	(6,663)
Prepaid expenses	(22,936)	(22,926)	(575)	524	788
Other assets	(3,572)	(8,787)	(4,475)	662	(4,970)
(Increase) decrease in:
Trade accounts payable	720	1,714	(458)	1,076	(89)
Accrued expenses	(14,211)	(10,099)	3,335	8,273	(6,371)
Other liabilities	(780)	2,613	(4,558)	3,987	(3,635)
Cash flows provided by operating activities	51,537	54,731	477,650	452,529	394,705
Cash flows from investing activities:
Capital expenditures	(20,619)	(29,041)	(110,425)	(107,573)	(105,650)
Acquisitions	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
(Increase) decrease in notes receivable	8	4	(7)	4,462	(840)
Proceeds from disposition of assets and investments	5,196	4,414	10,429	4,135	6,869
Cash flows used in investing activities	(517,553)	(44,270)	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Net proceeds from issuance of common stock	7,909	15,529	28,399	20,615	20,893
Cash used for purchase of treasury shares	(6,204)	(6,099)	(6,099)	(2,987)	(4,200)
Proceeds received from revolving credit facility	280,000	92,000	317,000	325,000	184,000
Payment on revolving credit facility	(125,000)	(35,000)	(282,000)	(410,000)	(34,000)
Principal payments on long term debt	(3,755)	(3,755)	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility	300,000			300,000
Debt issuance costs	(9,017)			(17,441)	(89)
Proceeds received from note offering	400,000			510,000
Payment on senior subordinated notes				(415,752)	(360,383)
Payment on senior credit facility	(300,000)			(352,106)
Distributions to non-controlling interest	(105)	(180)	(1,130)	(1,094)
Dividends/distributions	(72,825)	(65,314)	(265,510)	(238,800)	(365)
Cash flows used in financing activities	471,003	(2,819)	(224,808)	(294,315)	(227,195)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)	(2,670)	(1,394)	(1,340)
Net decrease in cash and cash equivalents	6,093	6,511	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	22,327	26,035	26,035	33,212	58,911
Cash and cash equivalents at end of period	28,420	32,546	22,327	26,035	33,212
Supplemental disclosures of cash flow information:
Cash paid for interest	31,893	30,869	93,765	94,646	140,048
Cash paid for foreign, state and federal income taxes	4,079	587	10,786	12,754	4,096
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net income	51,407	40,804	262,903	287,035	40,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,489	49,230	191,433	258,435	300,579
Stock-based compensation	3,199	3,901	25,890	24,120	24,936
Amortization included in interest expense	1,382	1,158	4,682	4,777	14,667
Gain on disposition of assets and investment	(11,327)	(1,836)	(8,765)	(3,192)	(3,804)
Other-than-temporary impairment of investment				4,069
Loss on extinguishment of debt	3,142			26,023	14,345
Deferred income tax expense (benefit)	(182)	(1,187)	11,099	(155,528)	18,885
Provision for doubtful accounts	1,709	1,672	6,506	5,947	6,034
(Increase) decrease in:
Receivables	(8,410)	(1,438)	(9,034)	(13,553)	(6,663)
Prepaid expenses	(22,936)	(22,926)	(575)	524	788
Other assets	(3,572)	(8,787)	(4,475)	662	(4,970)
(Increase) decrease in:
Trade accounts payable	720	1,714	(458)	1,076	(89)
Accrued expenses	(14,211)	(10,099)	3,335	8,491	(6,371)
Other liabilities	(19,225)	(14,065)	(29,120)	(14,306)	(21,300)
Cash flows provided by operating activities	33,185	38,141	453,421	434,580	377,375
Cash flows from investing activities:
Capital expenditures	(20,619)	(29,041)	(110,425)	(107,573)	(105,650)
Acquisitions	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
(Increase) decrease in notes receivable	8	4	(7)	4,462	(840)
Proceeds from disposition of assets and investments	5,196	4,414	10,429	4,135	6,869
Cash flows used in investing activities	(517,553)	(44,270)	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000	317,000	325,000	184,000
Payment on revolving credit facility	(125,000)	(35,000)	(282,000)	(410,000)	(34,000)
Principal payments on long term debt	(3,755)	(3,755)	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility	300,000			300,000
Debt issuance costs	(9,017)			(17,442)	(89)
Proceeds received from note offering	400,000			510,000
Payment on senior subordinated notes				(415,752)	(360,383)
Payment on senior credit facility	(300,000)			(352,106)
Distributions to non-controlling interest	(105)	(180)	(1,130)	(1,094)
Dividend to parent	(78,938)	(71,322)	(271,244)	(241,422)	(4,200)
Contributions from parent	26,170	32,028	52,263	38,201	37,858
Cash flows used in financing activities	489,355	13,771	(200,579)	(276,365)	(209,865)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)	(2,670)	(1,395)	(1,340)
Net decrease in cash and cash equivalents	6,093	6,511	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	21,827	25,535	25,535	32,712	58,411
Cash and cash equivalents at end of period	27,920	32,046	21,827	25,535	32,712
Supplemental disclosures of cash flow information:
Cash paid for interest	31,893	30,869	93,765	94,646	140,048
Cash paid for foreign, state and federal income taxes	$ 4,079	$ 587	$ 10,786	$ 12,754	$ 4,096